Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax payable, federal and state income taxes	$ 7,603,000
Tax receivable, federal and state income taxes		7,830,000
Income tax rate reconciliation, federal statutory income tax rate		35.00%
Retained earnings of prior period	21,864,000	21,864,000
Interest or penalties recognized	$ 0	$ 0	$ 0